Equity Compensation Plan - Summary of Company's Non-Vested Restricted Shares (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance Number of restricted shares	1,146	26	0
Granted, Number of restricted shares		1,133	26
Vested, Number of restricted shares	(580)	(13)
Ending balance Number of restricted shares	566	1,146	26
Beginning Balance Weighted average grant date fair value per non-vested share	$ 491.4	$ 12,750	$ 0
Granted, Weighted average grant date fair value per non-vested share		348	12,750
Vested, Weighted average grant date fair value per non-vested share	(631.28)	(12,750)
Ending balance Weighted average grant date fair value per non-vested share	$ 348	$ 491.4	$ 12,750